License Agreements (Details) £ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2016 shares	Sep. 30, 2014 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)
Schedule Of License Agreements [Line Items]
Accrued license fees payable | $				$ 638		$ 653	$ 500	$ 0
UCLB
Schedule Of License Agreements [Line Items]
Shares issued (shares) | shares		313,971	1,497,643
Payment of upfront fees	£ 1,500		$ 300
Annual license fee payments					£ 30
UCLB | Regulatory Approval
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval					35,500
UCLB | Net Sales Levels
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval					51,000
UCLB | Product Sales
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval					18,000
UCLB | Product Sales | Minimum
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval					1,000
UCLB | Product Sales | Maximum
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval					£ 18,500